Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Basis of Presentation	(a) Basis of Presentation The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

A consolidated subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

U.S. GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

As foreign-invested companies engaged in insurance brokerage business are subject to stringent requirements compared with Chinese domestic enterprises under the current PRC laws and regulations, the Company’s PRC subsidiary, Shanghai Noah Rongyao Investment Consulting Co., Ltd. (“Noah Rongyao”), and its subsidiaries, as foreign-invested companies, do not meet all such requirements and therefore none of them are permitted to engage in the insurance brokerage business in China. Therefore, the Company decided to conduct the insurance brokerage business in China through Noah Investment and its subsidiaries which are PRC domestic companies beneficially owned by the Founders.

In addition, the Group engaged in mutual fund distribution business and distribution of asset management plans sponsored by mutual fund management companies as part of our business. Under PRC laws and regulations, distribution of mutual funds or asset management plans sponsored by mutual fund management companies requires a mutual fund distribution license. There may be uncertainties regarding the interpretation and application of regulations and other governmental policies regarding the issuance of a mutual fund distribution license. In addition, the approval authorities have broad discretion and may also provide the different requirements regarding the application of mutual fund distribution license according to different situations, such as the applicants are foreign-invested enterprises or their subsidiaries. As a result, the PRC subsidiaries may find it difficult to meet all such requirements or may have to incur significant costs and efforts to meet such requirements. Therefore, the Company conducts such business in China principally through contractual arrangements among our PRC subsidiary, Noah Rongyao and the Company’s PRC variable interest entity, Noah Investment, and Noah Investment’s shareholders. Noah Upright, a subsidiary of Noah Investment, holds the licenses and permits necessary to conduct mutual fund distribution and distribution of asset management plans sponsored by mutual fund management companies in China.

Since the Company does not have any equity interests in Noah Investment, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary Noah Rongyao, entered into a series of contractual arrangements with Noah Investment and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Noah Investment shareholders’ equity interests in it. These contractual arrangements include: (i) a Power of Attorney Agreement under which each shareholder of Noah Investment has executed a power of attorney to grant Noah Rongyao or its designee the power of attorney to act on his or her behalf on all matters pertaining to Noah Investment and to exercise all of his or her rights as a shareholder of the Company, (ii) an Exclusive Option Agreement under which the shareholders granted Noah Investment or its third-party designee an irrevocable and exclusive option to purchase their equity interests in Noah Investment when and to the extent permitted by PRC law, (iii) an Exclusive Support Service Agreement under which Noah Investment engages Noah Rongyao as its exclusive technical and operational consultant and under which Noah Rongyao agrees to assist in arranging the financial support necessary to conduct Noah Investment’s operational activities, (iv) a Share Pledge Agreement under which the shareholders pledged all of their equity interests in Noah Investment to Noah Rongyao as collateral to secure their obligations under the agreement, and (v) a Free-Interest Loan Agreement under which each shareholder of Noah Investment entered into a loan agreement with Noah Rongyao for their respective investment in the equity interests in Noah Investment. The total amount of interest-free loans extended to the Founders is RMB27 million (approximately US$3.6 million) which has been injected into Noah Investment. The Founders of Noah Investment effectively acted as a conduit to fund the required capital contributions from the Company into Noah Rongyao, are non-substantive shareholders and received no consideration for entering into such transactions. Under the above agreements, the shareholders of Noah Investment irrevocably granted Noah Rongyao the power to exercise all voting rights to which they were entitled. In December 2013, these loans were further restructured and each shareholder of Noah Investment re-entered into a new no-interest loan agreement with Noah Rongyao. The principal amounts of such no-interest loans to these shareholders were the same as that of the initial loans. The loan agreements will expire in December 2023. In addition, Noah Rongyao has the option to acquire all of the equity interests in Noah Investment, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Noah Rongyao is entitled to receive service fees for certain services to be provided to Noah Investment.

The Exclusive Option Agreement and Power of Attorney Agreements provide the Company effective control over the VIE and its subsidiaries, while the equity pledge agreements secure the equity owners’ obligations under the relevant agreements. Because the Company, through Noah Rongyao, has (i) the power to direct the activities of Noah Investment that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from Noah Investment, the Company is deemed the primary beneficiary of Noah Investment. Accordingly, the Group has consolidated the financial statements of Noah Investment since its inception. The aforementioned contractual agreements are effective agreements between a parent and a consolidated subsidiary, neither of which is accounted for in the consolidated financial statements (i.e. a call option on subsidiary shares under the Exclusive Option Agreement or a guarantee of subsidiary performance under the Share Pledge Agreement) or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Support Service Agreement or loans payable/receivable under the Loan Agreement).

The Company believes that these contractual arrangements are in compliance with PRC laws and regulations and are legally enforceable. The addition of mutual fund business under Noah Investment and the transfer of Tianjin Gopher and Gopher Asset from Noah Rongyao to Noah Investment in 2012 do not impact the legal effectiveness of these contractual arrangements and do not impact the conclusion that the Company is the primary beneficiary of Noah Investment and its subsidiaries.

However, the aforementioned contractual arrangements with Noah Investment and its shareholders are subject to risks and uncertainties, including:

•

Noah Investment and its shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

•

Noah Investment and its shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources or otherwise restrict the VIE or the Group’s ability to conduct business.

•

The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity interests under the Share Pledge Agreement have been registered by the shareholders of Noah Investment with the relevant office of the administration of industry and commerce, however, the VIE or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

•

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•

It may be difficult to finance Noah Investment by means of loans or capital contributions. Loans from our offshore parent company to the VIE must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain.

The following amounts of Noah Investment and its subsidiaries were included in the Group’s consolidated financial statements:

	As of December 31
	2014	2015	2015
	RMB	RMB	US$
Cash and cash equivalents	473,114,220	585,191,507	90,338,002
Restricted cash	1,000,000	1,000,000	154,373
Short-term investments	38,771,063	167,583,165	25,870,383
Accounts receivable, net of allowance for doubtful accounts	23,424,971	52,715,369	8,137,851
Amounts due from related parties	80,585,481	135,302,942	20,887,175
Deferred tax assets	11,428,104	26,071,201	4,024,700
Other current assets	8,923,196	23,410,853	3,614,013
Long-term investments	3,000,000	113,390,404	17,504,462
Investment in affiliates	246,092,522	298,229,612	46,038,718
Property and equipment, net	22,508,520	40,161,068	6,199,801
Other non-current assets	1,130,863	5,611,229	866,224
Total assets	909,978,940	1,448,667,350	223,635,702
Accrued payroll and welfare expenses	68,617,341	181,685,160	28,047,357
Income tax payable	28,035,249	55,966,327	8,639,712
Amounts due to the Group’s subsidiaries	169,322,299	161,666,257	24,956,969
Deferred revenue	37,883,923	29,021,820	4,480,197
Other current liabilities	27,770,537	76,026,370	11,736,449
Non-current uncertain tax position liabilities	6,323,573	67,248	10,381
Other non-current liabilities	—	39,635,057	6,118,598
Total liabilities	337,952,922	544,068,239	83,989,663

	Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Revenue:
Third-party revenues
One-time commissions	7,172,187	80,516,730	145,325,240	22,434,351
Recurring service fees	37,212,399	111,927,921	181,288,609	27,986,139
Performance-based income	—	22,994,446	165,971,926	25,621,650
Other service fees	27,526,720	1,346,667	9,616,062	1,484,464
Total third-party revenues	71,911,306	216,785,764	502,201,837	77,526,604
Related party revenues
One-time commissions	2,849,181	21,471,381	122,949,788	18,980,177
Recurring service fees	144,771,936	285,753,554	348,870,146	53,856,270
Performance-based income	—	75,204,704	53,825,292	8,309,193
Other service fees	5,651,129	1,217,894	2,102,882	324,629
Total related party revenues	153,272,246	383,647,533	527,748,108	81,470,269
Total revenues	225,183,552	600,433,297	1,029,949,945	158,996,873
Less: business taxes and related surcharges	(12,531,784)	(33,672,899)	(57,713,861)	(8,909,485)
Net revenues	212,651,768	566,760,398	972,236,084	150,087,388
Operating cost and expenses	(84,843,623)	(183,003,728)	(624,541,431)	(96,412,583)
Other income	15,361,268	11,888,078	39,115,317	6,038,364
Net income	118,101,044	310,817,616	327,597,694	50,572,369
Net income attributable to Noah Holding Limited shareholders	108,261,911	292,244,283	326,209,370	50,358,049
Cash flows provided by operating activities*	251,133,785	250,372,200	402,492,302	62,134,104
Cash flows used in investing activities	(95,707,011)	(53,726,568)	(293,697,015)	(45,339,006)
Cash flows provided by financing activities	37,930,172	1,365,117	3,282,000	506,653

*	Cash flows provided by operating activities in 2013, 2014 and 2015 include amounts due to the Group’s subsidiaries of RMB209,824,414, RMB169,322,299 and RMB161,666,257 (US$24,956,969).

The VIEs contributed an aggregate of 21.1%, 37.1% and 45.9% of the consolidated net revenues for the years ended December 31, 2013, 2014 and 2015, respectively and an aggregate of 36.3%, 67.0% and 62.2% of the consolidated net income for the years ended December 31, 2013, 2014 and 2015, respectively. As of December 31, 2014 and 2015, the VIEs accounted for an aggregate of 34.0% and 35.4%, respectively, of the consolidated total assets.

There are no consolidated assets of the VIEs and their subsidiaries that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 15 for disclosure of restricted net assets.

Use of Estimates

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include assumptions used to determine valuation allowance for deferred tax assets, allowance for accounts receivable, allowance for loan losses, fair value measurement of underlying investment portfolios of the funds that the Group invests, assumptions related to the consolidation of entities in which the Group holds variable interests, assumptions related to the valuation of share-based compensation, including estimation of related forfeiture rates and assumption related to valuation of investments.

Concentration of Credit Risk

(d) Concentration of Credit Risk

The Group is subject to potential significant concentrations of credit risk consisting principally of cash and cash equivalents, accounts receivable, amounts due from related parties, loan receivables and investments. All of the Group’s cash and cash equivalents and a majority of investments are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk.

Substantially all revenues were generated within China.

There were no product providers or underlying corporate borrowers which accounted for 10% or more of total revenues for the years ended December 31, 2013, 2014, and 2015.

Credit of small loan business is controlled by the application of credit approvals, limits and monitoring procedures. To minimize credit risk, the Group requires collateral in form of right to securities. The Group identifies credit risk on a customer by customer basis. The information is monitored regularly by management.

Investments in Affiliates

(e) Investments in Affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported.

The Group also considers it has significant influence over the funds that it serves as general partner or fund manager, and the Group’s ownership interest in these funds as limited partner or fund manager is generally much lower than 3%. These funds are not consolidated by the Group based on the facts that the Group is not the primary beneficiary of these funds, and substantive kick-out rights exist which are exercisable by a simple-majority of non-related limited partners of these funds to dissolve (liquidate) the funds or remove the company as the general partner of the funds without cause. The Group has early adopted ASU 2015-02 as of December 31, 2015 (see Note 2(x)) and concluded that none of the existing funds require consolidation under the new guidance. The equity method of accounting is accordingly used for investments by the Group in these funds. In addition, the investee funds meet the definition of an Investment Company and are required to report their investment assets at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ operating result.

Fair Value of Financial Instruments

(f) Fair Value of Financial Instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash and Cash Equivalents

(g) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted Cash

(h) Restricted Cash

The Group’s restricted cash primarily represents cash deposits required by China Insurance Regulatory Commission for entities engaging in insurance agency or brokering activities in China. Such cash cannot be withdrawn without the written approval of the China Insurance Regulatory Commission. Funds that are raised on behalf of investors, prior to the establishment of certain third party investment vehicles, are legally segregated from the Group and will be transferred to such investment vehicles upon formation.

Investments

(i) Investments

The Group invests in debt securities and equity securities and accounts for the investments based on the nature of the products invested, and the Group’s intent and ability to hold the investments to maturity.

The Group’s investments in debt securities include marketable bond fund securities, trust products, asset management plans, contractual funds and real estate funds those have a stated maturity and normally pay a prospective fixed rate of return and secondary market equity fund products, the underlying assets of which are portfolios of equity investments in listed enterprises. The Group classifies the investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Long-term investments are reclassified as short-term when their contractual maturity date is less than one year. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings. Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value deferred in other comprehensive income.

The Group records investments in private equity funds and secondary market equity fund products under the cost method when they do not qualify for the equity method. Gains or losses are realized when such investments are sold.

The Group reviews its investments except for those classified as trading securities for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

The Group recognizes other-than-temporary impairment in earnings if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

If the investment’s fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment. To date, the Group has not recorded an other-than-temporary impairment.

Non-controlling interests

(j) Non-controlling interests

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and non-controlling interests. The non-controlling interest was RMB88,924,758 and RMB85,110,820, respectively as of December 31, 2014 and 2015. The net income attributable to non-controlling interest was RMB9,821,510 and RMB17,333,060, respectively for years ended December 31, 2013 and 2014, and the net loss attributable to non-controlling interest was RMB9,522,737 for the year ended December 31, 2015.

Property and Equipment, net

(k) Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

Revenue Recognition

(l) Revenue Recognition

The Group derives revenue primarily from one-time commissions and recurring service fees paid by product providers or underlying corporate borrowers.

The Group recognizes revenues when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Prior to a client’s purchase of a wealth management product, the Group provides the client with a wide spectrum of consultation services, including product selection, review, risk profile assessment and evaluation and recommendation for the client. Revenues are recorded, net of sales related taxes and surcharges.

One-time Commissions

The Group enters into one-time commission agreements with product providers or underlying corporate borrowers, which specifies the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Upon establishment of a wealth management product, the Group earns a one-time commission from product providers or underlying corporate borrowers, calculated as a percentage of the wealth management products purchased by its clients. The Group defines the “establishment of a wealth management product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the Group’s client has entered into a purchase or subscription contract with the relevant product provider and, if required, the client has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of a wealth management product. Revenue is recorded upon the establishment of the wealth management product, when the provision of service concludes and the fee becomes fixed and determinable, assuming all other revenue recognition criteria have been met, and there are no future obligations or contingencies. Certain contracts require a portion of the payment be deferred until the end of the wealth management products’ life or other specified contingency. In such instances, the Group defers the contingent amount until the contingency has been resolved. A small portion of the Group’s one-time commission arrangements require the provision of certain services after sales activities, which primarily relate to disseminating information to clients related to investment performance. The Group accrues the estimated cost of providing these services, which are inconsequential, when the one-time commission is earned as the services to be provided are substantially complete. The Group has historically completed the services in a timely manner and can reliably estimate the remaining costs.

Recurring Service Fees

Recurring service fees from product providers depend on the type of wealth management product the Group’s client purchased and are calculated as either (i) a percentage of the total value of investments in the wealth management products purchased by the Group’s clients, calculated at the establishment date of the wealth management product or (ii) as a percentage of the fair value of the total investment in the wealth management product, calculated daily. As the Group provides these services throughout the contract term, for either method of calculation, revenue is recognized on a daily basis over the contract term, assuming all other revenue recognition criteria have been met. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

Multiple Element Arrangements

The Group enters into multiple element arrangements when a product provider or underlying corporate borrower engages it to provide both wealth management marketing and recurring services. The Group also provides both wealth management marketing and recurring services to funds of private equity funds and real estate funds that it serves as general partner.

The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s products and services contain certain level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. The Group has used BESP to allocate the selling price of wealth management marketing service and recurring services under these multiple element arrangements.

The Group has vendor specific objective evidence of fair value for its wealth management marketing services as it provides such services on a stand-alone basis. The Group has not sold its recurring services on a stand-alone basis. However, the fee to which the Group is entitled is consistently priced at a fixed percentage of the management fee obtained by the fund managers irrespective of the fee obtained for the wealth management marketing services. The recurring service fee the Group charges as general partner is consistent with the management fee obtained by the fund managers irrespective of the fee obtained for the wealth management marketing services. As such, the Group has established fair value as relative charges that are consistent with management fee in such arrangements and believes it represents their best estimate of the selling price at which they would transact if the recurring services were sold regularly on a stand-alone basis. The Group allocates arrangement consideration based on fair value, which is equivalent to the percentages charged for each of the respective units of accounting, as described above. Revenue for the respective units of accounting is also recognized in the same manner as described above.

Performance-based Income

In a typical arrangement in which the Group serves as fund manager, except for secondary market funds of funds, the Group is entitled to a performance-based fee based on the extent by which the fund’s investment performance exceeds a certain threshold at the end of the contract term. Such performance-based fee is typically calculated and distributed at the end of the contract term when the cumulative return of the fund can be determined, and is not subject to clawback provisions. The Group does not record any performance-based income until the end of the contract term.

Beginning in 2015, for certain secondary market products for which the Group provides recurring services, including both the funds for which the Group serves as the distribution channel and the funds of funds for which the Group acts as the fund manager, the performance-based income may also include a variable performance fee contingent upon the performance of the underlying investment in the measurement period, typically calculated at the end of the measurement period and settled subsequently. Such performance-based fee is not subject to clawback provisions and is recognized when the contingent criteria are met at the end of the measurement period.

Other Service Fees

The Group also derived revenues from small short-term loan, internet finance business, insurance brokerage business and other businesses, which were recorded as other service fees and represented 0.51%, 2.87%, 1.17% and 1.22% of the Group’s total net revenue for the year ended December 31, 2015.

We are engaged in insurance brokerage activities as part of our business. We conduct our insurance brokerage business in China principally through contractual arrangements among our PRC subsidiary, Noah Rongyao and our PRC variable interest entity, Noah Investment, and Noah Investment’s shareholders. Noah Insurance, a subsidiary of Noah Investment, holds the licenses and permits necessary to conduct insurance brokerage activities in China.

From November 2013, the Group started offering small short-term loan services. Revenue is recognized when there are probable economic benefits to the Group and when the revenue can be measured reliably. Interest on loan receivables is accrued monthly in accordance with their contractual terms and recorded in accrued interest receivable. Interest income is recorded as part of other service fees in the consolidated statement of operations. The Group does not charge prepayment penalties from its customers.

In 2014, the Group started internet finance business to provide financial products and services to high net worth individuals as well as white-collar professionals in China through its proprietary internet financial platforms. Revenues derived from internet finance business is recorded in other service fees. The aggregate value of financial products distributed by the Company through its internet finance platform in 2014 and 2015 was RMB1.4 billion and RMB12.0 billion, respectively.

Business Tax and Related Surcharges

(m) Business Tax and Related Surcharges

The Group is subject to business tax, education surtax, and urban maintenance and construction tax, on the services provided in the PRC. Business tax and related surcharges are primarily levied based on revenues concurrent with a specific revenue-producing transaction at combined rates ranging from 5.35% to 5.70%. They can be presented either on a gross basis (included in revenues and costs) or on a net basis (excluded from revenue) at the Company’s accounting policy decision under U.S. GAAP. The Company has elected to report such business tax and related surcharges on a net basis as a reduction of revenues.

Compensation and benefits

(n) Compensation and benefits

Compensation and benefits mainly include salaries and commissions for relationship managers, share-based compensation expenses, bonus related to performance based income, and salaries and bonuses for middle office and back office employees.

Income Taxes

(o) Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Group determines that its deferred tax assets are realizable in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The effective tax rate for the Group includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying Consolidated Statement of Operations. Accrued interest and penalties are included within the related tax liability line in the Consolidated Balance Sheet.

Share-Based Compensation

(p) Share-Based Compensation

The Group recognizes share-based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The Group estimates the fair value of share options granted using the Black-Scholes option pricing model. The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. The computation of expected volatility is based on a combination of the historical and implied volatility of comparable companies from a representative peer group based on industry. Management estimates expected forfeitures and recognizes compensation costs only for those share-based awards expected to vest. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

The Group treated a modification of the terms or conditions of an equity award as an exchange of the original award for a new award. The incremental compensation cost as an effect of a modification is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. Total recognized compensation cost for an equity award shall at least equal the fair value of the award at the grant date unless at the date of the modification the performance or service conditions of the original award are not expected to be satisfied. Thus, the total compensation cost measured at the date of a modification shall be the sum of the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date, and the incremental cost resulting from the modification. The Group records the incremental fair value of the modified award, as compensation cost on the date of modification for vested awards, or over the remaining service period for unvested awards.

Government Grants

(q) Government Grants

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investment made by the Group in form of registered capital or taxable income generated by the Group in these local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. The Group does not in all instances receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received. Cash subsidies of RMB32,644,120, RMB90,931,462 and RMB132,709,712 are included in other operating income for the years ended December 31, 2013, 2014, and 2015, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied.

Net Income per Share

(r) Net Income per Share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of common shares outstanding during the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Diluted net income per share is computed by giving effect to all potential dilutive shares, including non-vested restricted shares and share options.

Operating Leases

(s) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Certain of the Group’s facility leases provide for a free rent period. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Foreign Currency Translation and change in reporting currency

(t) Foreign Currency Translation and change in reporting currency

The Company’s reporting currency is Renminbi (“RMB”). The Company’s functional currency is the United States dollar (“U.S. dollar or US$”). The Company’s operations are principally conducted through the subsidiaries and VIEs located in the PRC where the local currency is the functional currency. For those subsidiaries and VIEs which are not located in the PRC and have the functional currency other than RMB, the financial statements are translated from their respective functional currencies into RMB.

Monetary assets and liabilities of the Group’s overseas entities denominated in currencies other than the RMB are translated into RMB at the rates of exchange ruling at the balance sheet date. Non-monetary Assets and liabilities are translated using the applicable period end exchange rate. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Effective October 1, 2015, the Company changed its reporting currency from US$ to RMB. The change in reporting currency was undertaken to better report the Company’s performance given the location of its operations are principally in China and to improve the comparability of the Company’s financial results with other publicly traded companies in the industry in China. Prior to October 1, 2015, the Company reported its annual and quarterly consolidated balance sheets and consolidated statements of income and comprehensive income and shareholder’s equity and cash flows in US$. The related financial statements prior to October 1, 2015 have been recast to RMB as if the financial information originally had been presented in RMB since the earliest periods presented. The change in reporting currency resulted in a reduction of the cumulative foreign currency translation adjustment of RMB(92,590,766) and RMB(59,113,814) for year ended December 31, 2013 and 2014, and an increase of RMB41,710,024 for the year ended December 31, 2015.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.4778 on December 31, 2015, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2015, or at any other rate.

Comprehensive Income

(u) Comprehensive Income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income, change in fair value of available-for-sale investments and foreign currency translation adjustments.

Loans receivable, net

(v) Loans receivable, net

Loans receivable represent loan amount due from clients. Loans receivable are initially recognized at fair value which is the cash disbursed to originate loans, measured subsequently at amortized cost using the effective interest method, net of allowance that reflects the Company’s best estimate of the amounts that will not be collected.

Allowance for loan losses

(w) Allowance for loan losses

The allowance for loan losses is maintained at a level believed to be reasonable by management to absorb probable losses inherent in the portfolio as of each balance sheet date. Net changes in the allowance for loan losses are recorded as part of other operating expenses in the consolidated statement of operations. The allowance is based on factors such as the size and current risk characteristics of the individual loans and actual loss, delinquency, and/or risk rating experience of the loans. The allowance for loan losses is increased by charges to income and decreased by charge-offs (net of recoveries). Loans are charged off when they are delinquent for more than 120 days. The Group evaluates its allowances for loan losses on a quarterly basis or more often as deemed necessary.

In addition, the Company also calculates the provision amount in accordance with PRC regulation “The Guidance for Loan Losses” issued by People’s Bank of China (“PBOC”) and is applied to all financial institutes as below:

i)	General Reserve – is based on total loan receivable balance and to be used to cover unidentified probable loan loss. The General Reserve is required to be no less than 1% of total loan receivable balance.

ii)	Specific Reserve – is based on the level of loss of each loan after categorizing the loan according to their risk. According to the so-called “Five-Tier Principle” set forth in the Provision Guidance, the loans are categorized as “pass”, “special-mention”, “substandard”, “doubtful” or “loss”. Normally, the provision rate is 2% for “special-mention”, 25% for “substandard”, 50% for “doubtful” and 100% for “loss”.

iii)	Special Reserve – is fund set aside covering losses due to risks related to a particular country, region, industry or type of loans. The reserve rate could be decided based on management estimate of loan collectability.

Due to the short term nature of the loans receivable and based on the Company’s past loan loss experience, the Company only includes General Reserve in the loan loss reserve.

To the extent the mandatory loan loss reserve rate as required by PBOC differs from management’s estimates, the management elects to use the higher rate.

Accounting Pronouncement Adopted in 2015

(x) Accounting Pronouncement Adopted in 2015

FASB ASC 810, Consolidation (“FASB ASC 810”), contains the guidance surrounding the definition of variable interest entities (“VIEs”), the definition of variable interests, and the consolidation rules surrounding VIEs. In general, VIEs are entities in which equity investors lack the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. The Group has variable interests in VIEs through its management contracts (see Note 2(b)) and/or investments in certain investment funds.

Once it is determined that the Company holds a variable interest in a VIE, FASB ASC 810 requires that the Group perform a qualitative analysis to determine (i) which entity has the power to direct the activities that most significantly impact the VIE’s financial performance and (ii) if the Group has the obligation to absorb the losses of the VIE that could potentially be significant to the VIE or the right to receive the benefits of the VIE that could potentially be significant to the VIE. The entity that has both of these characteristics is deemed to be the primary beneficiary and required to consolidate the VIE.

In February 2015, the FASB issued ASU 2015-02, “Amendments to the Consolidation Analysis”. The guidance amends the current consolidation guidance and ends the deferral granted to investment companies from applying the VIE guidance. The revised consolidation guidance, among other things, (i) modifies the evaluation of whether limited partnerships and similar legal entities are VIEs, (ii) eliminated the presumption that a general partner should consolidate a limited partnership, and (iii) modifies the consolidation analysis of reporting entities that are involved with VIEs through fee arrangements and related party relationships. The standard is effective for the Group beginning on January 1, 2016, however, early adoption is allowed.

The Group early adopted ASU 2015-02 as of December 31, 2015. In adopting the guidance, the Group re-evaluated the existing consolidated VIEs and assessed that the adoption neither changes the conclusion of the consolidated VIEs and nor bring about new VIEs to be consolidated.

Under ASU 2015-02, the service fees the Group earns, including carried interest earned in the capacity of general partner or fund manager, are commensurate with the level of effort required to provide such services and are at arm’s length and therefore are not deemed as variable interests.

In evaluating whether the investment funds in the legal form of limited partnership the Group managed as general partner are VIEs or not, the Group firstly assessed whether a simple majority or lower threshold of limited partnership interests, excluding interests held by the general partner, parties under common control of the general partner, or parties acting on behalf of the general partner, have substantive kick-out rights or participating rights. If such rights exist, the limited partnership is not deemed as a VIE and no further analysis will be performed. If it’s assessed to be a VIE, the Group further assesses whether there is any interest it has constitutes a variable interest. Before 2015, all limited partnerships the Group managed as general partner have substantive kick-out rights exercisable by a simple-majority of non-related limited partners and therefore are not deemed as VIEs. Since 2015, not all the newly formed limited partnerships the Group manages as general partners have substantive kick-out rights exercisable by a simple-majority of non-related limited partners and therefore constitute VIEs. As a result, such limited partnerships are deemed as VIEs not consolidated by the Group due to the fact that the general partner interest to absorb losses or receive benefits is not potentially significant to the VIEs.

The Group started to manage the contractual funds which it manages as fund manager and earns management fee and/or carried interest from second half of 2014. The contractual funds are VIEs as the fund investors do not have substantive kick-out rights or participating rights. The Group sometimes invested in the contractual funds it manages for investment income. Such investments constitute variable interests to the contractual funds which are believed to be VIEs. The Group performed a qualitative analysis to determine if its interest could absorb losses or receive benefits that could potentially be significant to the VIEs and concluded it’s not the primary beneficiary.

As of December 31, 2015, the Group had variable interests in various investment funds and contractual funds that are VIEs but determined that it was not the primary beneficiary and, therefore, was not consolidating the VIEs. The maximum potential financial statement loss the Group could incur if the investment funds and contractual funds were to default on all of their obligations is (i) the loss of value of the interests in such investments that the Company holds, including equity investments recorded in investment in affiliates as well as debt securities investments recorded in short-term investments and long-term investments in the consolidated balance sheet, and (ii) any management fee and/or carried interest receivables recorded in accounts receivable. The following table summarizes the Company’s maximum exposure to loss associated with identified nonconsolidated VIEs in which it holds variable interests as of December 31, 2015 and 2014, respectively.

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Accounts receivable	—	14,007,287	2,162,352
Investments	53,671,693	383,778,327	59,245,165
Maximum exposure to loss in non-consolidated VIEs	53,671,693	397,785,614	61,407,517

The Company has not provided financial support to these nonconsolidated VIEs during the years ended December 31, 2015, 2014, and 2013 and had no liabilities, contingent liabilities, or guarantees (implicit or explicit) related to these nonconsolidated VIEs as of December 31, 2015 and 2014.

Recently issued accounting pronouncements

(y) Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”. The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry specific guidance, in current U.S. generally accepted accounting principles. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, 2014-09 is originally effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU 2015-14, Revenue from Contracts with Customers, defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03 as part of its simplification initiative. The ASU changes the presentation of debt issuance costs in financial statements. Under the ASU, an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. The requirement to present debt issuance costs as a direct reduction of the related debt liability (rather than as an asset) is consistent with the presentation of debt discounts under U.S. GAAP. In addition, it converges the guidance in U.S. GAAP with that in IFRSs, under which transaction costs that are directly attributable to the issuance of a financial liability are treated as an adjustment to the initial carrying amount of the liability. ASU 2015-03 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Subsequent in August 2015, the FASB issued ASU 2015-15 related with the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements, under which the SEC staff stated it would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Group does not expect the adoption of the above guidance will have a significant effect on the Group’s consolidated financial statements.

In May 2015, the FASB issued ASU 2015-07, “Fair Value Measurement (Topic 820) – Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)”. Reporting entities are permitted to use net asset value (“NAV”) as a practical expedient to measure the fair value of certain investments. Under current U.S. GAAP, investments that use the NAV practical expedient to measure fair value are categorized within the fair value hierarchy as level 2 or level 3 investments depending on their redemption attributes, which has led to diversity in practice. This ASU will remove the requirement to categorize within the fair value hierarchy all investments that use the NAV practical expedient for fair value measurement purposes. Furthermore, the ASU will remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. The ASU is effective for fiscal years beginning after December 15, 2015 and interim periods with those fiscal years. The ASU must be applied retrospectively to all prior periods presented. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which requires deferred income tax liabilities and assets to be classified as noncurrent on the balance sheet rather than being separated into current and noncurrent. The guidance is effective for public entities for annual periods beginning after December 15, 2016, and interim periods within those annual periods with early adoption being permitted. The ASU will only have impact on the Group’s consolidated balance sheets upon adoption.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), which requires that equity investments, except for those accounted for under the equity method or those that result in consolidation of the investee, be measured at fair value, with subsequent changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also impacts the presentation and disclosure requirements for financial instruments. ASU 2016-01 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted only for certain provisions. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The ASU does not significantly change the lessees’ recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors’ accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. The provisions of this guidance are effective for annual periods beginning after December 15, 2018, and interim periods within those years, with early adoption permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-06, which clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this Update is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence. For public business entities, the amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. An entity should apply the amendments in this Update on a modified retrospective basis to existing debt instruments as of the beginning of the fiscal year for which the amendments are effective. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, which eliminates the requirement to retroactively adopt the equity method of accounting. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. Earlier application is permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the Board’s new revenue standard (ASC 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. The Group doesn’t believe the ASU will have significant impact on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. For public entities, the ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods. Early adoption will be permitted in any interim or annual period for which financial statements have not yet been issued or have not been made available for issuance. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.